Trade and other receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Other	€ 231	€ 256
Total	771	858
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	540	602
Trade receivables | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	543	607
Allowance for expected credit losses | Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ (3)	€ (5)	€ (7)